Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

August 31, 2018

Dates Covered
Collections Period	08/01/18 - 08/31/18
Interest Accrual Period	08/15/18 - 09/16/18
30/360 Days	30
Actual/360 Days	33
Distribution Date	09/17/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/18	719,152,761.39	34,263
Yield Supplement Overcollateralization Amount 07/31/18	53,644,394.33	0
Receivables Balance 07/31/18	772,797,155.72	34,263
Principal Payments	22,518,781.96	529
Defaulted Receivables	1,344,870.08	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/18	51,419,507.95	0
Pool Balance at 08/31/18	697,513,995.73	33,687

Pool Statistics	$ Amount	# of Accounts
Pool Factor	84.99%
Prepayment ABS Speed	1.39%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	3,445,928.35	158
Past Due 61-90 days	1,121,461.14	54
Past Due 91-120 days	284,432.41	14
Past Due 121+ days	0.00	0
Total	4,851,821.90	226

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.65%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	767,968.98
Aggregate Net Losses/(Gains) - August 2018	576,901.10
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.90%
Prior Net Losses Ratio	0.70%
Second Prior Net Losses Ratio	0.42%
Third Prior Net Losses Ratio	0.10%
Four Month Average	0.53%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.17%

Overcollateralization Target Amount	18,484,120.89
Actual Overcollateralization	18,484,120.89
Weighted Average APR	3.09%
Weighted Average APR, Yield Adjusted	6.13%
Weighted Average Remaining Term	59.52

Flow of Funds	$ Amount

Collections	25,314,016.51
Investment Earnings on Cash Accounts	39,253.91
Servicing Fee	(643,997.63)
Transfer to Collection Account	0.00
Available Funds	24,709,272.79

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,537,937.72
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	2,581,217.48
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	18,484,120.89
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,041,223.03

Total Distributions of Available Funds	24,709,272.79

Servicing Fee	643,997.63
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 08/15/18	700,095,213.21
Principal Paid	21,065,338.37
Note Balance @ 09/17/18	679,029,874.84

Class A-1
Note Balance @ 08/15/18	58,255,213.21
Principal Paid	21,065,338.37
Note Balance @ 09/17/18	37,189,874.84
Note Factor @ 09/17/18	23.0993011%

Class A-2
Note Balance @ 08/15/18	272,800,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	272,800,000.00
Note Factor @ 09/17/18	100.0000000%

Class A-3
Note Balance @ 08/15/18	272,800,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	272,800,000.00
Note Factor @ 09/17/18	100.0000000%

Class A-4
Note Balance @ 08/15/18	71,720,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	71,720,000.00
Note Factor @ 09/17/18	100.0000000%

Class B
Note Balance @ 08/15/18	24,520,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	24,520,000.00
Note Factor @ 09/17/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,602,711.39
Total Principal Paid	21,065,338.37
Total Paid	22,668,049.76

Class A-1
Coupon	2.25000%
Interest Paid	120,151.38
Principal Paid	21,065,338.37
Total Paid to A-1 Holders	21,185,489.75

Class A-2
Coupon	2.57000%
Interest Paid	584,246.67
Principal Paid	0.00
Total Paid to A-2 Holders	584,246.67

Class A-3
Coupon	2.87000%
Interest Paid	652,446.67
Principal Paid	0.00
Total Paid to A-3 Holders	652,446.67

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.9963024
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.2385262
Total Distribution Amount	28.2348286

A-1 Interest Distribution Amount	0.7462819
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	130.8406110
Total A-1 Distribution Amount	131.5868929

A-2 Interest Distribution Amount	2.1416667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	2.1416667

A-3 Interest Distribution Amount	2.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.3916667

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	122.53
Noteholders' Principal Distributable Amount	877.47

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/18	2,042,854.72
Investment Earnings	3,221.27
Investment Earnings Paid	(3,221.27)
Deposit/(Withdrawal)	-
Balance as of 09/17/18	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72